SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON-CANCELABLE OPERATING LEASES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
Within 1 year	$ 249,384	$ 295,108
After 1 year but within 5 years	311,561	477,773
Total lease payments	560,945	772,881
Less: imputed interest	(107,237)	(60,793)
Total lease obligations	453,708	712,088
Less: current obligations	(162,178)	(270,556)
Long-term lease obligations	$ 291,530	$ 441,532